Schedule of movements in credit loss allowance (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Investments, All Other Investments [Abstract]
Balance as of December 31, 2025	$ 5,689,538
Changes in credit risk	4,060,764
Written off	(234,711)
Balance as of March 31, 2026	$ 1,394,063